CONSOLIDATED STATEMENTS OF CASH FLOWS - Supplemental disclosure - CAD ($)	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2018
Cash comprised of:
Cash	$ 278,993		$ 322,984		$ 6,599
Restricted cash	83,070	[1]	29,546	[1]	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	362,063		352,530		6,599
Supplemental Cash Flow Information
Cash Held for flow-through expenditures	0		317,007		4,056
Cash Included in accounts payable and accrued liabilities is related to flow-through expenditures	$ 0		$ 227,873		$ 0

[1]	Note 5.